ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES - Schedule of current accounts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable From/Payable To Related Entities [Line Items]
Total current liabilities	$ 7,707	$ 12,875
Qatar Airways
Accounts Receivable From/Payable To Related Entities [Line Items]
Total current liabilities	2,375	3,576
Delta Air Lines, Inc.
Accounts Receivable From/Payable To Related Entities [Line Items]
Total current liabilities	$ 5,332	$ 9,299